Significant related party transactions and balances	12 Months Ended
Apr. 30, 2025
Significant Related Party Transactions And Balances
Significant related party transactions and balances

22. Significant related party transactions and balances

In addition to the related party information disclosed elsewhere in the financial statements, the following were significant related party transactions at rates and terms agreed between the Group and the related parties during the year:

Transaction with related parties

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Director
Advance from/Payment on behalf	(712,503)	(91,741)	(818,707)	(627,169)
Repayment to	386,644	50,150	346,597	265,510

Subsidiary
Revenue from electrical works and installation services	105,408	4,146,774	1,067,593	817,828
Subcontractors’ costs	(634,441)	(3,617,741)	(1,005,000)	(769,879)
Purchases	3,550	2,230	-	-
Rental charged	-	4,000	12,000	9,193

Balances with related parties

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Non-trade receivables
Shareholders(1)	83,538	85,443	81,796	62,660

Non-trade payables
Director(2)	14,308	55,899	528,012	404,483
Dividends payable(2)	-	-	600,000	459,629

(1)	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

(2)	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

Compensation of key management personnel

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any directors (whether executive or otherwise) of the Group.

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Salaries and related costs	268,132	188,132	167,000	127,930
Defined contribution plan	35,700	27,336	26,282	20,133
	303,832	215,468	193,282	148,063

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS